Columbia Funds Series Trust I

225 Franklin Street

Boston, MA 02110

December 1, 2014

VIA EDGAR

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust I (the Registrant)

CMG Ultra Short Term Bond Fund

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Columbia Global Inflation-Linked Bond Plus Fund

Columbia Large Cap Growth Fund

Columbia Tax-Exempt Fund

Post-Effective Amendment No. 213
File Nos. 2-99356/ 811-04367

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 213 (Amendment). This Amendment was filed electronically on November 25, 2014.

If you have any questions regarding this filing, please contact either the undersigned at 617-385-9536 or Katina A. Walker at 612-671-6990.

Sincerely,

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Assistant Secretary
Columbia Funds Series Trust I